Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets
	December 31, 2023	December 31, 2022
Prepaid Pension	$460,732	$381,452
Guarantee deposits	506,316	221,002
Others	66,952	56,617
	$1,034,000	$659,071